Note 16 - AR Facility (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Apr. 12, 2019	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable Facility, Maximum Borrowing Capacity	$ 125,000
Accounts Receivable Facility, Term (Day)	364 days
Accounts Receivable Facility, Outstanding		$ 97,959
Servicing Liability at Amortized Cost, Balance, Ending Balance		0
Transfer of Financial Assets Accounted for as Sales, Amount Derecognized		1,053,977
Transfer of Financial Assets Accounted for as Sales, Cash Proceeds Received for Assets Derecognized, Amount		1,065,650
Accounts Receivable Facility, Principal on Trade Accounts Receivable, Net of Allowance		115,889
Accounts Receivable Facility, Outstanding Princpal on Contract Assets		71,025
Fair Value Adjustment of Deferred Purchase Price		142	$ 465
Non-cash Investing Activities, Deferred Purchase Price		$ 70,079